Investment in Related Party (Details) - Schedule of Investment in Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accustem Sciences Inc [Member]
Investment in Related Party (Details) - Schedule of Investment in Related Party [Line Items]
Investment	$ 1,806	$ 2,675
Movement in fair value	(969)	(869)
Total	837	1,806
OKYO Pharma Ltd [Member]
Investment in Related Party (Details) - Schedule of Investment in Related Party [Line Items]
Investment	3,150
Movement in fair value	567
Total	$ 3,717